INCOME TAX BENEFIT (Details Narrative) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	[1]
IfrsStatementLineItems [Line Items]
Applicable tax rate	12.49%	0.00%
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense	¥ 4,290
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce deferred tax expense	¥ 26,020
Equity interest percentage	8.69%
Hong Kong [Member]
IfrsStatementLineItems [Line Items]
Applicable tax rate	16.50%
Country of domicile [member]
IfrsStatementLineItems [Line Items]
Applicable tax rate	25.00%

[1]	The income tax benefit of CNY6.59 million for the six months ended June 30, 2020 was viewed as a discrete item excluded from effective tax rate calculation for the six months ended June 30, 2020, as it was attributable to the reversal of a prior withholding corporate income tax payable which is no longer required to be paid according to the prevailing Regulations for the Implementing of the Corporate Income Tax Law of the PRC.